Equity - Translation adjustment - Gains (losses) on exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange differences on translation [abstract]
Gain (loss) recognized in other comprehensive income during the period	€ (414)	€ 90	€ (6)
Reclassification to net income for the period	0	(12)	(1)
Total transaction adjustments for continuing operations	€ (414)	€ 78	€ (7)